Related Party Transactions (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2012	May 14, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2006	Dec. 06, 2012	Aug. 20, 2012	Jun. 10, 2012	May 13, 2014	Dec. 31, 2010
Related Party Transaction [Line Items]
Number of aircrafts owned			1,132
Ordinary shares, acquired	26,535,939
Aggregate price of shares	$ 320,093,000
Share repurchase program, authorized amount	320,000,000
ILFC [Member]
Related Party Transaction [Line Items]
Percentage of voting interest sold by counterparty			100.00%
Cash consideration		2,400,000,000
ILFC Transaction, shares		97,560,976
Number of aircrafts owned			317
AerDragon [Member]
Related Party Transaction [Line Items]
Guarantee fee received for management services			400,000	500,000
AerCo [Member]
Related Party Transaction [Line Items]
Management services fees received			1,500,000	1,900,000
Proceeds from interest received					400,000	1,700,000
China Aviation Supplies Holding Company [Member] | AerDragon [Member]
Related Party Transaction [Line Items]
Ownership percentage			50.00%
AerCap, CA-CIB, and East Epoch Limited Member]
Related Party Transaction [Line Items]
Ownership percentage			50.00%
Fern S.a.r.l. [Member]
Related Party Transaction [Line Items]
Ordinary shares, acquired							5,040,000	10,000,000	5,000,000
Aggregate price of shares							64,100,000	120,000,000	55,900,000
AerLift Leasing Ltd. [Member]
Related Party Transaction [Line Items]
Management services fees received			4,000,000	6,900,000
Ownership percentage											39.00%
AIG [Member]
Related Party Transaction [Line Items]
Cash expense			4,300,000
Mark-to-Market gain			4,300,000
Management services fees received			4,900,000
Related party receivable			5,700,000
AIG [Member] | ILFC [Member]
Related Party Transaction [Line Items]
Special distribution paid										600,000,000
Unsecured Debt [Member] | AIG [Member] | AerCap Ireland [Member]
Related Party Transaction [Line Items]
Credit facility, current borrowing capacity		1,000,000,000
Revolving Credit Facility [Member] | Unsecured Debt [Member] | AIG [Member] | AerCap Ireland [Member]
Related Party Transaction [Line Items]
Credit facility, current borrowing capacity		1,000,000,000
Credit facility, term		5 years
Credit facility fees			14,900,000
Credit facility, amount			$ 0